Net interest income	12 Months Ended
Dec. 31, 2017
Net interest income
Net interest income

1 Net interest income

	2017	2016	2015
	£m	£m	£m
Loans and advances to customers	10,409	10,706	11,268
Loans and advances to banks	277	246	340
Debt securities	348	306	317

Interest receivable (1)	11,034	11,258	11,925

Customer accounts: demand deposits	99	433	619
Customer accounts: savings deposits	445	432	446
Customer accounts: other time deposits	179	190	315
Balances with banks	175	97	45
Debt securities in issue	554	557	759
Subordinated liabilities	572	845	869
Internal funding of trading businesses	23	(4)	105

Interest payable (1)	2,047	2,550	3,158

Net interest income	8,987	8,708	8,767

Notes:

(1)	Negative interest on loans and advances is classed as interest payable and on customer deposits is classed as interest receivable.